Note 15 - Derivative Liability: Assets and Liabilities, Changes in Fair Value, Recurring Basis (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Details
Derivative Liability, Fair value, Beginning Balance	$ 819,922
Additions	0
Change in fair value	0
Transfers in and/or out of Level 3	(819,922)
Derivative Liability, Fair value, Ending Balance	$ 0